Organization and Principal Activities	12 Months Ended
Dec. 31, 2020
Organization and Principal Activities
Organization and Principal Activities

1. Organization and Principal Activities

Leju Holdings Limited (the "Company" or "Leju") was incorporated on November 20, 2013 in the Cayman Islands as an exempted company with limited liability under the Companies Law of the Cayman Islands. The Company, through its subsidiaries and consolidated variable interest entities ("VIEs"), is principally engaged in providing online advertising, e‑commerce services and listing services for the real estate and home furnishing industries in the People's Republic of China ("PRC"). The Company, its subsidiaries and consolidated VIEs are collectively referred to as the "Group".

E-House (China) Holdings Limited ("E-House Holdings") was the Company's parent company from its incorporation to December 30, 2016. E-House Holdings, its subsidiaries and VIEs, excluding the Group, are collectively referred to as "E-House".  On December 30, 2016, E-House Holdings repurchased all its ordinary shares held by SINA Corporation (“SINA”) for a total consideration consisting of 40,651,187 ordinary shares of Leju and of $129,038,150 in cash. As a result of this transaction, E-House Holdings ceased to be Leju’s controlling shareholder but remains as the largest shareholder and SINA became a principal shareholder of Leju from December 30, 2016. E-House Holdings was ultimately controlled by Mr. Xin Zhou.

On November 4, 2020, E-House (China) Enterprise Holdings Limited (“E-House Enterprise”) purchased (i) 51,925,996 ordinary shares of Leju from Mr. Xin Zhou and certain of his affiliated entities (the “Zhou Parties”) and (ii) 24,475,251 ordinary shares of Leju from the SINA. Upon completion of these transactions, E-House Enterprise acquired the beneficial ownership of 76,401,247 ordinary shares of Leju, and Leju has become a subsidiary of E-House Enterprise. SINA remains to be a principal shareholder of Leju.

The following table lists major subsidiaries and the consolidated VIEs of the Company as of December 31, 2020:

	Date of	Place of	Percentage of
	Incorporation	Incorporation	Ownership
Shanghai SINA Leju Information Technology Co., Ltd (“Shanghai SINA Leju”)	08-May-08	PRC	100%
E-House City Re-House Real Estate Agency (Shanghai) Co., Ltd (“City Re-House”)	04-Mar-10	PRC	100%
Shanghai Yi Yue Information Technology Co., Ltd (“Shanghai Yi Yue”)	16-Sep-11	PRC	100%
Beijing Maiteng Fengshun Science and Technology Co., Ltd (“Beijing Maiteng”)	04-Jan-12	PRC	84%
Beijing Yisheng Leju Information Services Co., Ltd. (“Beijing Leju”)	13-Feb-08	PRC	VIE
Shanghai Leju Hao Fang Information Service Co., Ltd. ("Leju Hao Fang") (formerly known as Shanghai Yi Xin E-Commerce Co., Ltd.)	05-Dec-11	PRC	VIE
Beijing Jiajujiu E-Commerce Co., Ltd. (“Beijing Jiajujiu”)	22-Mar-12	PRC	VIE